Quarterly Financial Information (Schedule Of Quarterly Financial Information) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Quarterly Financial Information [Abstract]
Revenues	$ 4,280	$ 4,558	$ 4,305	$ 5,533	$ 7,001	$ 6,714	$ 5,405	$ 7,034	$ 5,989	$ 15,609	$ 16,839	$ 21,397	$ 25,142
Gross profit	278	490	1,282	1,335	3,335	904	1,106	2,608	2,360	3,345	5,952	6,442	6,978
Net (loss) income before income tax	(2,992)	(3,468)	(2,429)	(2,164)	14	(2,125)	(2,234)	(66)	320	(7,261)	(4,580)	(8,048)	(4,105)
Net (loss) income	$ (2,992)	$ (3,468)	$ (2,430)	$ (2,164)	$ 14	$ (2,125)	$ (2,234)	$ (66)	$ 320	$ (7,261)	$ (4,581)	$ (8,049)	$ (4,105)
Net loss per share: Basic	$ (0.09)	$ (0.11)	$ (0.08)	$ (0.07)		$ (0.08)	$ (0.09)		$ 0.01	$ (0.22)	$ (0.15)	$ (0.27)	$ (0.16)
Net loss per share: Diluted	$ (0.09)	$ (0.11)	$ (0.08)	$ (0.07)		$ (0.08)	$ (0.09)		$ 0.01	$ (0.22)	$ (0.15)	$ (0.27)	$ (0.16)
Weighted average common shares outstanding - Basic	34,972,589	31,623,334	30,292,166	29,388,104	29,388,104	25,712,562	25,287,849	25,142,371	25,041,380	33,214,262	29,689,458	30,172,927	25,296,040
Weighted average common shares outstanding - diluted	34,972,589	31,623,334	30,292,166	29,388,104	29,637,804	25,712,562	25,287,849	25,142,371	25,747,631	33,214,262	29,689,458	30,172,927	25,296,040